INCOME TAXES (Details) $ in Thousands, $ in Thousands		12 Months Ended						24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income taxes
Assessable profits						$ 2,000
Half of the current tax rate (as a Percent)						8.25	8.25
Current			$ 55		$ 113		$ 33
Deferred			3,363		0		0
Income tax expense			3,418		113		33
Schedule of Loss before income taxes
Loss before provision of income tax			16,764		1,171		(59,790)
Deferred tax assets:
Allowance for credit losses											$ 14
Lease liabilities											1,662
Net operating loss carry forwards											31,312	$ 33,267
Gross deferred tax assets											32,988	33,267
Less: Valuation allowance	$ (31,879)		(29,827)		(31,879)		(26,691)	$ (31,879)	$ (29,827)	$ (31,879)	(29,827)	(31,879)
Total deferred tax assets											3,161	1,388
Deferred tax liabilities:
Property and equipment, net											(319)	(18)
Acquired intangible assets											(1,180)	(1,370)
Operating lease ROU assets											(1,662)
Other income from equity investment											(3,558)
Total deferred tax liabilities											(6,719)	$ (1,388)
Total deferred tax liabilities											3,558
Net operating loss carry forwards											$ 185,619
Movement of valuation allowance
Balance at beginning of the period			31,879		26,691			$ 31,879	26,691
Additions / (Decrease)			(2,052)		5,188
Balance at end of the period	$ 31,879		29,827		31,879		26,691		$ 29,827	$ 31,879
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			$ 16,764		$ 1,171		$ (59,790)
Statutory tax rate in the PRC (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate			$ 4,191		$ 293		$ (14,948)
Non-deductible expenses			130		10		115
Effect of preferential tax rate			(211)		(135)		7
Effect of income tax rate differences in jurisdictions other than the PRC			352		(2,277)		9,154
Statutory expense			(305)		(653)
Deferred tax expense			1,313		(2,313)
Changes in valuation allowances			(2,052)		5,188		5,705
Income tax expense			$ 3,418		$ 113		$ 33
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		16.50%	16.50%
Statute of limitations		6 years	6 years
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		25.00%	25.00%
Statute of limitations		5 years	5 years
PRC | Lanting Gaochuang
Income taxes
Preferential income tax rate	15.00%							15.00%
PRC | Lanting Huitong
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)									50
Reduced tax rate for small and micro-sized enterprise		20	20	20	20
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)						25.00%	25.00%
PRC | Keji Chengdu
Income taxes
Income tax exemption (as a percent)				100	100	100	100
PRC | Shenzhen Xuyi
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)				50	50	50	50
Reduced tax rate for small and micro-sized enterprise				20	20	20	20
PRC | Chongqing Xuyi
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)										50
Reduced tax rate for small and micro-sized enterprise										20
Singapore
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations		5 years	5 years
Singapore | Ching International service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		17.00%	17.00%
Singapore | D2D Express PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		0.00%	0.00%
Singapore | Avant E-Commerce Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		0.00%	0.00%
Singapore | Avant Logistic Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		0.00%	0.00%
Cayman Islands
Schedule of Loss before income taxes
Loss before provision of income tax			$ (5,216)		$ 11,403		$ (24,750)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			(5,216)		11,403		(24,750)
Hong Kong
Income taxes
Withholding taxes amount on remittance of dividends		$ 0
Assessable profits		$ 0		$ 0		$ 0
Schedule of Loss before income taxes
Loss before provision of income tax			9,010		(7,728)		(36,476)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			9,010		(7,728)		(36,476)
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax			12,970		(2,504)		1,436
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			$ 12,970		$ (2,504)		$ 1,436